UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 14, 2016 to October 13, 2016

Commission File Number of issuing entity: 333-181822-03

Central Index Key Number of issuing entity: 0001576441

SMART ABS SERIES 2013-2US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 333-181822

Central Index Key Number of depositor and sponsor: 0001549785

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Karleen Munns

+ 61 (2) 8232-8072

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Australia

(State or other jurisdiction of incorporation or organization of issuing entity)

98-6069528

(IRS Employer Identification Number of issuing entity)

Level 3 9 Hunter Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b)
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-2b Notes			☒
Class A-3a Notes			☒
Class A-3b Notes			☒
Class A-4a Notes			☒
Class A-4b Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2013-2US Trust for the distribution period commencing on September 14, 2016 and ending on October 13, 2016 is set forth in the attached Monthly Servicer Report.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2013-2US Trust for the distribution period commencing on September 14, 2016 and ending on October 13, 2016. Macquarie Leasing Pty Limited most recently filed a Form ABS-15G with the SEC on January 22, 2016 with respect to all asset-backed securities for which it acted as securitizer. Macquarie Leasing Pty Limited’s CIK number is 0001549785.

Item 10. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on September 14, 2016 and ending on October 13, 2016.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
(Depositor)

/s/ Karleen Munns
Name:	Karleen Munns
Title:	Executive Director

Date: October 19, 2016

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on September 14, 2016 and ending on October 13, 2016.